Leases (Details) - Schedule of future lease payments $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2023	$ 5,517
2024	5,491
2025	5,251
2026	5,210
2027	2,893
Thereafter	9,284
Total	33,646
Less: Imputed Interest	13,064
Present value of net lease payments	20,582
Lease liability, current portion	2,538
Lease liability, net of current portion	18,044
Total lease liability	20,582
Finance Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2023	1,722
2024	1,757
2025	1,792
2026	1,828
2027	1,864
Total	8,963
Less: Imputed Interest	1,029
Present value of net lease payments	7,934
Lease liability, current portion	1,364
Lease liability, net of current portion	6,570
Total lease liability	$ 7,934